PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated GNMA Trust. The Report covers the six-month period ended July 31, 1995 and includes the fund's Investment Review, Financial Statements, and Portfolio of Investments.


In pursuit of income, the fund's portfolio invests primarily in a diversified portfolio of Government National Mortgage Association ("GNMA") securities. Dividends paid by the fund during this period totaled $0.40 per share for Institutional Shares and $0.39 per share for Institutional Service Shares. The fund's net asset value ended the period at $11.09. Over the six-month period, the total return for Institutional Shares and Institutional Service Shares was 8.35% and 8.25%, respectively.* Total net assets stood at $1.53 billion on the last day of the period.


Thank you for selecting Federated GNMA Trust as a prudent way to pursue investment income. Your questions and comments are always welcome.

Sincerely,

 [GLEN R. JOHNSON SIGNATURE]

Glen R. Johnson
President
September 15, 1995


* PERFORMANCE  QUOTED  REPRESENTS  PAST   PERFORMANCE.  INVESTMENT  RETURN   AND
  PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                                       1

INVESTMENT REVIEW
--------------------------------------------------------------------------------


The Federated GNMA Trust (the "Trust"), is designed for shareholders seeking participation in a professionally managed portfolio of GNMAs. GNMAs are guaranteed as to the payment of principal and interest by the Government National Mortgage Association. (Trust shares are not guaranteed.) The Trust offers daily liquidity, credit control and other advantages over comparable Treasuries while at the same time allowing investors to avoid the complexities of managing a portfolio of mortgage-backed securities. Shareholders receive a diversified portfolio managed under a set of highly conservative disciplines.



The Trust is managed for specific maturity levels according to our assumptions on market risk and volatility. Current strategy stresses an effective duration of 4.4 years, which is neutral to the Salomon Brothers GNMA Index* single-family aggregate market weighted average effective duration. The bias for the neutral duration to the Salomon GNMA Index was accomplished by barbelling around the mortgage coupons most susceptible to potential upcoming prepayment activity. This strategy gave the Trust, during the six-month reporting period, a total return of 8.35% for Institutional Shares and 8.25% for Institutional Service Shares** versus the Salomon Index return of 8.75% and the Merrill Lynch 10-Year Treasury Index* return of 11.44%.



Current asset allocation reflects 95% GNMA mortgage securities with a diversified range of coupons averaging 8%. The last six months have presented the opportunity for the Trust to favor selective purchases of discount and current coupon GNMA securities. The Trust also maintained exposure to the seasoned premium sector over new premium issues. The seasoned premiums have better convexity than comparable coupon new issues and they have less exposure to interest rate volatility.



We believe that the outlook for the next six months appears very positive. GNMA securities seem poised to continue their strong performance due in large part to anticipated declines in interest rate volatility and a modest supply of new securities. Given this scenario, the Trust will continue to overweight GNMA securities to offer investors competitive income distributions and total return over time.



As of July 31, 1995, total net assets were $1.5 billion and the average 30-day net yield as calculated under Securities and Exchange Commission guidelines was 7.10% for Institutional Shares and 6.90% for Institutional Service Shares.** Rated AAAf/a+ by Standard & Poor's, for credit and risk qualities, the Trust remains committed to competitive yields and daily liquidity.***



 *THIS INDEX IS UNMANAGED.



 **DATA QUOTED  REPRESENTS PAST  PERFORMANCE  AND IS  NOT INDICATIVE  OF  FUTURE
   RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.



*** RATINGS ARE SUBJECT TO CHANGE.


                                       2

FEDERATED GNMA TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


PRINCIPAL AMOUNT
VALUE
----------------       ---------------------------------------------------------
---  --------------
LONG-TERM GOVERNMENT OBLIGATIONS--115.2%
--------------------------------------------------------------------------------
---
                       (a) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--97.0%
                       ---------------------------------------------------------
---
$     83,835,000 (b)   6.50%, 1/1/2099
$   79,589,596
                       ---------------------------------------------------------
---
     292,895,062 (b)   7.00%, 2/15/2024
285,842,148
                       ---------------------------------------------------------
---
     235,353,873       7.50%, 5/15/2022 - 2/15/2023
235,355,132
                       ---------------------------------------------------------
---
     269,917,852 (b)   8.00%, 3/15/2017 - 8/15/2024
275,756,499
                       ---------------------------------------------------------
---
     145,324,354       8.50%, 5/15/2021 - 11/15/2024
150,846,830
                       ---------------------------------------------------------
---
     196,495,248 (b)   9.00%, 1/20/2020 - 7/15/2025
207,156,418
                       ---------------------------------------------------------
---
      71,589,018       9.50%, 10/15/2016 - 8/15/2021
76,659,503
                       ---------------------------------------------------------
---
      70,201,881 (b)   10.00%, 2/15/2018 - 12/20/2020
76,439,325
                       ---------------------------------------------------------
---
      10,894,626       10.50%, 7/15/2017 - 6/15/2018
11,990,734
                       ---------------------------------------------------------
---
      20,579,270       11.00%, 9/15/2013
22,868,508
                       ---------------------------------------------------------
---
      15,776,693       11.50%, 1/15/2013
17,684,411
                       ---------------------------------------------------------
---
      25,967,092       12.00%, 7/15/2015
29,383,063
                       ---------------------------------------------------------
---
      11,792,226       12.50%, 5/15/2014
13,461,415
                       ---------------------------------------------------------
---
       1,638,370       13.00%, 10/15/2013
1,888,713
                       ---------------------------------------------------------
---
       2,093,118       13.50%, 10/15/2012
2,424,061
                       ---------------------------------------------------------
---  --------------
                         TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                         (IDENTIFIED COST $1,467,337,851)
1,487,346,356
                       ---------------------------------------------------------
---  --------------
                       U.S. TREASURY NOTES--3.1%
                       ---------------------------------------------------------
---
      50,000,000       5.75%, 8/15/2003 (IDENTIFIED COST $45,792,969)
47,893,000
                       ---------------------------------------------------------
---  --------------
(c) Repurchase Agreements--15.1%
--------------------------------------------------------------------------------
---
      27,900,000 (d)   CS First Boston Corp., 5.76%, dated 7/25/1995, due
8/21/1995      27,900,000
                       ---------------------------------------------------------
---
      32,500,000 (d)   CS First Boston Corp., 5.76%, dated 7/25/1995, due
8/24/1995      32,500,000
                       ---------------------------------------------------------
---
      90,000,000 (d)   Goldman, Sachs & Co., 5.75%, dated 7/20/1995, due
8/21/1995       90,000,000
                       ---------------------------------------------------------
---
      50,000,000 (d)   Goldman, Sachs & Co., 5.755%, dated 7/25/1995, due
8/21/1995      50,000,000
                       ---------------------------------------------------------
---


                                       3

FEDERATED GNMA TRUST
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT
VALUE
----------------       ---------------------------------------------------------
---  --------------
REPURCHASE AGREEMENTS--CONTINUED
--------------------------------------------------------------------------------
---
$      1,035,000       J.P. Morgan Securities, Inc., 5.84%, dated 7/31/1995, due
                       8/1/1995
$    1,035,000
                       ---------------------------------------------------------
---
      30,000,000       Swiss Bank Corp., New York, 5.82%, dated 7/31/1995, due
                       8/1/1995
30,000,000
                       ---------------------------------------------------------
---  --------------
                         TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)
231,435,000
                       ---------------------------------------------------------
---  --------------
                         TOTAL INVESTMENTS (IDENTIFIED COST $1,744,565,820)(e)
$1,766,674,356
                       ---------------------------------------------------------
---  --------------

--------------

(a) Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through securities (based upon FHA/VA historical experience) are less than the indicated periods.
(b) Includes securities with a market value of $165,446,976 subject to Dollar Roll transactions.
(c) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in repurchase agreements are through participation in joint accounts with other Federated funds.
(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
(e) The cost of investments for federal tax purposes amounts to $1,744,565,820. The net unrealized appreciation on a federal tax cost basis amounts to $22,108,536, which is comprised of $37,149,292 appreciation and $15,040,756 depreciation at July 31, 1995.
Note:  The categories  of investments  are shown as  a percentage  of net assets
      ($1,534,071,881) at at July 31, 1995.


(See Notes which are an integral part of the Financial Statements)

                                       4

FEDERATED GNMA TRUST
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements
$  231,435,000
--------------------------------------------------------------------------------
Investments in securities
1,535,239,356
--------------------------------------------------------------------------------
--------------
    Total investments in securities, at value (identified and tax cost
    $1,744,565,820)
$1,766,674,356
--------------------------------------------------------------------------------
-----------------
Cash
12,189
--------------------------------------------------------------------------------
-----------------
Receivable for shares sold
353,779
--------------------------------------------------------------------------------
-----------------   --------------
    Total assets
1,767,040,324
--------------------------------------------------------------------------------
-----------------
LIABILITIES:
--------------------------------------------------------------------------------
-----------------
Payable for investments purchased
32,412,153
--------------------------------------------------------------------------------
Payable for shares redeemed
1,894,740
--------------------------------------------------------------------------------
Income distribution payable
6,471,746
--------------------------------------------------------------------------------
Payable for dollar roll transactions
192,004,497
--------------------------------------------------------------------------------
Accrued expenses
185,307
--------------------------------------------------------------------------------
--------------
    Total liabilities
232,968,443
--------------------------------------------------------------------------------
-----------------   --------------
NET ASSETS for 138,346,225 shares outstanding
$1,534,071,881
--------------------------------------------------------------------------------
-----------------   --------------

--------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
-----------------
Paid in capital
$1,696,821,423
--------------------------------------------------------------------------------
-----------------
Net unrealized appreciation of investments
22,108,536
--------------------------------------------------------------------------------
-----------------
Accumulated net realized loss on investments
(184,858,078)
--------------------------------------------------------------------------------
-----------------   --------------
    Total Net Assets
$1,534,071,881
--------------------------------------------------------------------------------
-----------------   --------------

--------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
-----------------
INSTITUTIONAL SHARES:
--------------------------------------------------------------------------------
-----------------
$1,411,584,103  DIVIDED BY 127,299,856 shares outstanding
$        11.09
--------------------------------------------------------------------------------
-----------------   --------------

--------------
INSTITUTIONAL SERVICE SHARES:
--------------------------------------------------------------------------------
-----------------
$122,487,778  DIVIDED BY 11,046,369 shares outstanding
$        11.09
--------------------------------------------------------------------------------
-----------------   --------------

--------------


(See Notes which are an integral part of the Financial Statements)

                                       5

FEDERATED GNMA TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
--------------------------------------------------------------------------------
--------
Interest (net of dollar roll expense of $5,073,935)
$ 61,577,410
--------------------------------------------------------------------------------
--------
EXPENSES:
--------------------------------------------------------------------------------
--------
Investment advisory fee                                                      $
3,119,488
--------------------------------------------------------------------------
Administrative personnel and services fee
590,363
--------------------------------------------------------------------------
Custodian fees
207,566
--------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses
247,326
--------------------------------------------------------------------------
Directors'/Trustees' fees
9,000
--------------------------------------------------------------------------
Auditing fees
8,430
--------------------------------------------------------------------------
Legal fees
10,909
--------------------------------------------------------------------------
Portfolio accounting fees
86,366
--------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares
152,481
--------------------------------------------------------------------------
Shareholder services fee--Institutional Shares
1,734,001
--------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares
152,217
--------------------------------------------------------------------------
Share registration costs
13,144
--------------------------------------------------------------------------
Printing and postage
13,869
--------------------------------------------------------------------------
Insurance premiums
20,428
--------------------------------------------------------------------------
Taxes
43,218
--------------------------------------------------------------------------
Miscellaneous
8,074
--------------------------------------------------------------------------   ---
--------
    Total expenses
6,416,880
--------------------------------------------------------------------------
Waivers--
------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
  Shares                                                       $  (140,762)
------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares      (1,374,561)
------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
  Shares                                                           (11,456)
------------------------------------------------------------   -----------
    Total waivers
(1,526,779)
--------------------------------------------------------------------------   ---
--------
        Net expenses
4,890,101
--------------------------------------------------------------------------------
--------   ------------
            Net investment income
56,687,309
--------------------------------------------------------------------------------
--------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
--------
Net realized gain (loss) on investments
7,166,443
--------------------------------------------------------------------------------
--------
Net change in unrealized appreciation (depreciation) of investments
61,790,516
--------------------------------------------------------------------------------
--------   ------------
    Net realized and unrealized gain on investments
68,956,959
--------------------------------------------------------------------------------
--------   ------------
        Change in net assets resulting from operations
$125,644,268
--------------------------------------------------------------------------------
--------   ------------

------------


(See Notes which are an integral part of the Financial Statements)

                                       6

FEDERATED GNMA TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                          SIX MONTHS ENDED
                                                           JULY 31, 1995
YEAR ENDED
                                                            (UNAUDITED)
JANUARY 31, 1995
                                                         ------------------  ---
-------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------
OPERATIONS--
-------------------------------------------------------
Net investment income                                      $   56,687,309     $
130,962,667
-------------------------------------------------------
Net realized gain (loss) on investments ($7,166,443 net
gain and $71,738,355 net loss, respectively, as
computed for federal tax purposes)                              7,166,443
(97,737,729)
-------------------------------------------------------
Net change in unrealized appreciation (depreciation)           61,790,516
(77,177,049)
-------------------------------------------------------  ------------------  ---
-------------
    Change in net assets resulting from operations            125,644,268
(43,952,111)
-------------------------------------------------------  ------------------  ---
-------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------
Distributions from net investment income:
-------------------------------------------------------
  Institutional Shares                                        (52,642,233)
(121,679,721)
-------------------------------------------------------
  Institutional Service Shares                                 (4,075,200)
(9,282,945)
-------------------------------------------------------  ------------------  ---
-------------
    Change in net assets resulting from distributions
    to shareholders                                           (56,717,433)
(130,962,666)
-------------------------------------------------------  ------------------  ---
-------------
SHARE TRANSACTIONS--
-------------------------------------------------------
Proceeds from sale of shares                                  133,889,421
398,304,925
-------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                              15,951,501
33,750,837
-------------------------------------------------------
Cost of shares redeemed                                      (247,196,448)
(742,374,713)
-------------------------------------------------------  ------------------  ---
-------------
    Change in net assets resulting from share
    transactions                                              (97,355,526)
(310,318,951)
-------------------------------------------------------  ------------------  ---
-------------
        Change in net assets                                  (28,428,691)
(485,233,728)
-------------------------------------------------------
NET ASSETS:
-------------------------------------------------------
Beginning of period                                         1,562,500,572
2,047,734,300
-------------------------------------------------------  ------------------  ---
-------------
End of period                                              $1,534,071,881
$1,562,500,572
-------------------------------------------------------  ------------------  ---
-------------
                                                         ------------------  ---
-------------


(See Notes which are an integral part of the Financial Statements)

                                       7

FEDERATED GNMA TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                          ENDED
                                         JULY 31,                           YEAR
ENDED JANUARY 31,
                                           1995         ------------------------
---------------------------------------
                                       (UNAUDITED)          1995
1994             1993             1992
                                       ------------     ------------     -------
-----     ------------     ------------
NET ASSET VALUE, BEGINNING OF
PERIOD                                   $10.61           $11.64
$11.80           $11.64           $11.29
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                    0.40             0.82
0.85             0.93             0.98
-----------------------------------
  Net realized and unrealized gain
  (loss) on investments                    0.48            (1.03)
(0.16)            0.16             0.35
-----------------------------------      ------           ------           -----
-           ------           ------
  Total from investment operations         0.88            (0.21)
0.69             1.09             1.33
-----------------------------------      ------           ------           -----
-           ------           ------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                                  (0.40)           (0.82)
(0.85)           (0.93)           (0.98)
-----------------------------------
  Distributions from net realized
  gain on investment transactions         --               --               --
--               --
-----------------------------------      ------           ------           -----
-           ------           ------
  Total distributions                    (0.40)           (0.82)
(0.85)           (0.93)           (0.98)
-----------------------------------      ------           ------           -----
-           ------           ------
NET ASSET VALUE, END OF PERIOD           $11.09           $10.61
$11.64           $11.80           $11.64
-----------------------------------      ------           ------           -----
-           ------           ------
                                         ------           ------           -----
-           ------           ------
TOTAL RETURN (b)                           8.35%           (1.71%)
6.02%            9.78%           12.25%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                                 0.61%(a)         0.56%
0.51%            0.51%            0.51%
-----------------------------------
  Net investment income                    7.28%(a)         7.51%
7.22%            7.98%            8.54%
-----------------------------------
  Expense waiver/ reimbursement (c)        0.19%(a)         0.00%
0.00%            0.00%            0.00%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period (000
  omitted)                               $1,411,584       $1,442,074
$1,910,500       $1,770,169       $1,333,930
-----------------------------------
  Portfolio turnover                         23%             136%
117%              33%              57%
-----------------------------------

                                         1991             1990             1989
1988             1987
                                     ------------     ------------     ---------
---     ------------     ------------
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $10.97           $10.70           $11.08
$11.46           $11.35
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                  1.00             1.00             1.01
1.04             1.11
-----------------------------------
  Net realized and unrealized gain
  (loss) on investments                  0.32             0.27            (0.38)
(0.38)            0.14
-----------------------------------    ------           ------           ------
------           ------
  Total from investment operations       1.32             1.27             0.63
0.66             1.25
-----------------------------------    ------           ------           ------
------           ------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                                (1.00)           (1.00)           (1.01)
(1.04)           (1.11)
-----------------------------------
  Distributions from net realized
  gain on investment transactions       --               --               --
--               (0.03)
-----------------------------------    ------           ------           ------
------           ------
  Total distributions                  (1.00)           (1.00)           (1.01)
(1.04)           (1.14)
-----------------------------------    ------           ------           ------
------           ------
NET ASSET VALUE, END OF PERIOD         $11.29           $10.97           $10.70
$11.08           $11.46
-----------------------------------    ------           ------           ------
------           ------
                                       ------           ------           ------
------           ------
TOTAL RETURN (b)                        12.65%           12.33%            5.99%
6.29%           11.53%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                               0.52%            0.52%            0.53%
0.52%            0.51%
-----------------------------------
  Net investment income                  9.08%            9.19%            9.33%
9.51%            9.66%
-----------------------------------
  Expense waiver/ reimbursement (c)      0.00%            0.00%            0.00%
0.00%            0.00%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period (000
  omitted)                             $1,268,706       $1,312,780
$1,710,890       $2,111,559       $2,515,127
-----------------------------------
  Portfolio turnover                       48%              27%              40%
45%             100%
-----------------------------------


(a)   Computed on an annualized basis.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

                                       8

FEDERATED GNMA TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               SIX MONTHS
                                                                 ENDED
                                                                JULY 31,
YEAR ENDED JANUARY 31,
                                                                  1995         -
-------------------------------------
                                                              (UNAUDITED)
1995           1994       1993(A)
                                                              ------------     -
-----------   ------------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.61
$11.64         $11.80        $11.71
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
  Net investment income                                           0.41
0.79           0.82          0.61
------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments          0.46
(1.03)         (0.16)         0.09
------------------------------------------------------------    ------
------         ------       --------
  Total from investment operations                                0.87
(0.24)          0.66          0.70
------------------------------------------------------------    ------
------         ------       --------
LESS DISTRIBUTIONS
------------------------------------------------------------
  Distributions from net investment income                       (0.39)
(0.79)         (0.82)        (0.61)
------------------------------------------------------------    ------
------         ------       --------
NET ASSET VALUE, END OF PERIOD                                  $11.09
$10.61         $11.64        $11.80
------------------------------------------------------------    ------
------         ------       --------
                                                                ------
------         ------       --------
TOTAL RETURN (b)                                                  8.25%
(1.92%)         5.76%         5.62%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
  Expenses                                                        0.81%(d)
0.77%          0.76%         0.76%(d)
------------------------------------------------------------
  Net investment income                                           7.08%(d)
7.32%          6.97%         7.57%(d)
------------------------------------------------------------
  Expense waiver/reimbursement (c)                                0.25%(d)
0.14%         --            --
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
  Net assets, end of period (000 omitted)                         $122,488
$120,427       $137,235    $50,166
------------------------------------------------------------
  Portfolio turnover                                                23%
136%           117%           33%
------------------------------------------------------------

(a) Reflects operations for the period from June 18, 1992 (date of initial public investment) to January 31, 1993.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Computed on an annualized basis.


(See Notes which are an integral part of the Financial Statements)

                                       9

FEDERATED GNMA TRUST
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated GNMA Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust provides two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

    REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At January 31, 1995, the Trust, for federal tax purposes, had a capital loss carryforward of $155,539,638, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent

                                       10

FEDERATED GNMA TRUST
--------------------------------------------------------------------------------
    permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 1996 ($31,912,913), 1997 ($18,028,171), 1998
    ($14,893,518),    1999   ($13,784,245),   2001    ($5,182,436),   and   2003
    ($71,738,355). Additionally, net capital losses of $36,484,883 attributable to security transactions incurred after October 31, 1994 are treated as arising on February 1, 1995, the first day of the Trust's next taxable year.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


    DOLLAR ROLL TRANSACTIONS--The Trust enters into dollar roll transactions, with respect to mortgage securities, issued by Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.


    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Trust shares were as follows:


                                                              SIX MONTHS ENDED
JULY 31,           YEAR ENDED
                                                                         1995
JANUARY 31, 1995
                                                              ------------------
--------  --------------------------
INSTITUTIONAL SHARES                                            SHARES
AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -----
--------  -----------  -------------
Shares sold                                                    11,345,826  $
123,939,606   33,458,790  $ 365,277,979
------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                        1,172,580
12,849,978    2,556,101     27,566,855
------------------------------------------------------------
Shares redeemed                                               (21,076,351)
(230,843,183) (64,291,288)  (698,723,436)
------------------------------------------------------------  -----------  -----
--------  -----------  -------------
  Net change resulting from Institutional share transactions   (8,557,945) $
(94,053,599) (28,276,397) $(305,878,602)
------------------------------------------------------------  -----------  -----
--------  -----------  -------------
                                                              -----------  -----
--------  -----------  -------------


                                       11

FEDERATED GNMA TRUST
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
JULY 31,           YEAR ENDED
                                                                         1995
JANUARY 31, 1995
                                                              ------------------
--------  --------------------------
INSTITUTIONAL SERVICE SHARES                                    SHARES
AMOUNT        SHARES        AMOUNT
------------------------------------------------------------  -----------  -----
--------  -----------  -------------
Shares sold                                                       910,792  $
9,949,815    3,007,210  $  33,026,946
------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                          282,944
3,101,523      573,520      6,183,982
------------------------------------------------------------
Shares redeemed                                                (1,492,875)
(16,353,265)  (4,025,344)   (43,651,277)
------------------------------------------------------------  -----------  -----
--------  -----------  -------------
  Net change resulting from Institutional Service share
  transactions                                                   (299,139) $
(3,301,927)    (444,614) $  (4,440,349)
------------------------------------------------------------  -----------  -----
--------  -----------  -------------
                                                              -----------  -----
--------  -----------  -------------
    Net change resulting from Trust share transactions         (8,857,084) $
(97,355,526) (28,721,011) $(310,318,951)
------------------------------------------------------------  -----------  -----
--------  -----------  -------------
                                                              -----------  -----
--------  -----------  -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT   ADVISORY  FEE--Federated  Management,  the  Trust's  investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets.


    ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


    DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


    SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain the shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


                                       12

FEDERATED GNMA TRUST
--------------------------------------------------------------------------------

    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Trustees or Directors of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and in kind contributions, for the six months ended July 31, 1995, were as follows:

----------------------------------------------------------------------
PURCHASES
$397,168,727
----------------------------------------------------------------------  --------
----
SALES
$355,224,841
----------------------------------------------------------------------  --------
----

                                       13



TRUSTEES                       OFFICERS
---------------------------------------------------------

John F. Donahue                John F. Donahue
Thomas G. Bigley               CHAIRMAN
John T. Conroy, Jr.            Glen R. Johnson
William J. Copeland            PRESIDENT
James E. Dowd                  J. Christopher Donahue
Lawrence D. Ellis, M.D.        EXECUTIVE VICE PRESIDENT
Edward L. Flaherty, Jr.        Edward C. Gonzales
Peter E. Madden                EXECUTIVE VICE PRESIDENT
Gregor F. Meyer                John W. McGonigle
John E. Murray, Jr.            EXECUTIVE VICE PRESIDENT AND
Wesley W. Posvar               SECRETARY
Marjorie P. Smuts              Richard B. Fisher
                               VICE PRESIDENT
                               David M. Taylor
                               TREASURER
                               J. Crilley Kelly
                               ASSISTANT SECRETARY



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


                                       14

--------------------------------------------------------------------------------
                                                                       FEDERATED
--------------------------------------------------------------------------------
                                                                            GNMA
--------------------------------------------------------------------------------
                                                                           TRUST
--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                                   JULY 31, 1995
[FEDERATED LOGO]                        ----------------------------------------

    Distributor

     A subsidiary of FEDERATED INVESTORS
                        --------------------------------------------------------

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779
       -------------------------------------------------------------------------
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